STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
STOCKHOLDERS' EQUITY

Share-Based Compensation

On June 30, 2017 the Company's shareholders approved a Stock Incentive Plan (the "Plan") reserving for issuance under the Plan in the form of restricted stock units ("RSUs"), stock options ("Options"), Performance Units, and other equity awards (collectively "Awards") for our employees, consultants, directors, independent contractors and certain prospective employees who have committed to become an employee (each an "Eligible Individual") of up to 12.0% of the shares of Class B Common Stock outstanding from time to time. On June 25, 2018, the Company's shareholders approved an amendment to the Plan to increase the number of shares authorized for issuance under the Plan from 12.0% of the Company's issued and outstanding shares of Class B Common Stock from time to time to 100,000 shares of Class B Common Stock (the "First Plan Amendment"). On May 20, 2019, the Company's stockholders approved another amendment to the Plan to increase the number of shares authorized for issuance under the Plan from 100,000 shares of Class B Common Stock to 200,000 shares of Class B Common Stock (the "Second Plan Amendment"). To date, the vesting of RSU and Option awards for most employees is service / time based, however some senior level employees have been granted awards that include a mix of service based, performance based and market condition-based vesting. Substantially all service/time based RSU and Option awards issued typically vest over a three-year period approximating the following vesting schedule: (i) 20.0% vesting anywhere from eight-months to thirteen month after grant date, (ii) an additional 30.0% during the subsequent twelve months of the initial vesting, and (iii) the final 50.0% during the following twelve months. More specifically, the Company granted to certain members of management an aggregate of (i) 12,213 performance-based awards that vest after two consecutive quarters of $1.00 or greater operating income and trailing four quarter revenue of $900,000,000 at any time through September 30, 2020, and (ii) 36,938 market-based awards. These awards were terminated on May 27, 2020. The Company estimates the fair value of awards granted under the Plan on the date of grant. Stock-based compensation expense is recognized as an expense on a straight-line basis over the vesting periods described above. The total expense recognized in Selling, General and Administrative expense was $3,836,518 and $1,657,680, respectively, for the years ended December 31, 2019 and 2018, with 2019.

	For the Years Ended December 31,
	2019	2018

Restricted Stock Units	$3,812,993	$1,657,680

Options	23,525	—

Total stock-based compensation	$3,836,518	$1,657,680

As of December 31, 2019, unrecognized stock-based compensation related to outstanding RSU and stock awards and the related weighted-average period over which it is expected to be recognized subsequent to December 31, 2019 is presented in the table below. Total unrecognized equity will be adjusted for actual forfeitures.

	Unrecognized Stock Based Compensations Related to Outstanding Awards	Remaining Weighted-Average Amortization Period (in years)

Restricted Stock Units	$5,300,737	0.8

Options	149,272	1.2

Total Unrecognized stock-based Compensation	$5,450,009	0.8

Restricted Stock Units

RSU activity during the years ending December 31, 2019 and December 31, 2018 was as follows:

	Number of RSUs	Weighted -Average Grant Date Fair Value
Outstanding at December 31, 2017	35,800	$82.82
Granted	51,414	116.63
Vested	(9,950)	81.20
Forfeited	(1,875)	124.05
Outstanding at December 31, 2018	75,389	104.63
Granted	80,050	60.81
Vested	(9,000)	86.54
Forfeited	(16,501)	61.45
Outstanding at December 31, 2019	129,938	$99.00

Non-qualified Stock Options

Non-qualified stock options allow recipients to purchase shares of Class B common stock at a fixed exercise price. The fixed exercise price is equal to the price of a share of Class B common stock at the time of grant. The options expire ten years after the grant date and typically vest 20.0% between nine-months and one-year after the grant date and thereafter in quarterly installments of 7.5% and 12.5% during the 2nd and 3rd vesting years, respectively.

	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	—	n/a		n/a
Options Granted	—	n/a		n/a
Options exercised	—	n/a		n/a
Options forfeited or expires	—	n/a		n/a
Outstanding at December 31, 2018	—	n/a	n/a	n/a

Options Granted	5,608	$34.20		$—
Options exercised	—	n/a		n/a
Options forfeited or expires	(521)	34.20		$—
Outstanding at December 31, 2019	5,087	$34.20	9.6	$—

Vested / exercisable at December 31, 2019	—	—	n/a	$—
Expected to vest as of December 31, 2019	3,944	$34.20	9.6	$—

Fair value of all awards is based on the share price of the Class B Common Stock on the date of the award, and in the case of options, which were only issued in 2019, is calculated using the Black-Scholes option valuation model using the assumptions in the following table:

	2019	2018
Risk-free rate	1.5%	—%
Expected volatility	85.0%	—%
Expected life (in years)	5.75	—
Expected dividend yield	—	—
Weighted average grant date fair value per option	$34.20	$—

Security Offerings

On July 20, 2018, the Company completed an underwritten public offering of 116,438 shares of its Class B Common Stock at a price of $121.00 per share for net proceeds to the Company of $13,015,825. The completed offering included 15,188 shares of Class B Common Stock issued upon the underwriter's exercise in full of its over-allotment option. The Company will use the net proceeds from the offering for working capital and general corporate purposes, which may include purchases of additional inventory held for sale, increased spending on marketing and advertising and capital expenditures necessary to grow the business.

On October 25, 2018, the Company filed the Certificate of Designation, Preferences, and Rights of Series B Non-Voting Convertible Preferred Stock ("Certificate of Designation") with the Secretary of State for the State of Nevada, designating 2,500,000 shares of the Company's preferred stock, par value $0.001 per share, as Series B Preferred. Shares of Series B Preferred rank pari passu with the Company's Class B Common Stock, except that holders of Series B Preferred shall not be entitled to vote on any matters presented to the stockholders of the Company. The Certificate of Designation became effective on October 25, 2018. Each share of Series B Preferred is convertible on a one-for-one basis into shares of the Company's Class B Common Stock. The Series B Preferred will automatically convert into Class B Common Stock 21 days after the mailing of a definitive information statement of the type contemplated by and in accordance with Regulation 14C of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), to the Company's stockholders, without any further action on the part of the Company or any holder.

On October 30, 2018, the Company completed the private placement of an aggregate of 151,500 shares of its Class B Common Stock (the "Private Placement"), at a price of $142.00 per share for non-affiliates of the Company, and, with respect to directors participating in the Private Placement, at a price of $162.00 per share. The gross proceeds for the Private Placement were $21,553,000. National Securities Corporation, a wholly owned subsidiary of National Holdings Corporation, and Craig-Hallum Capital Group (together the "Placement Agents") served as the placement agents for the Private Placement. The Company paid the Placement Agents a fee of 6.5% of the gross proceeds in the Private Placement. Net proceeds from the Private Placement and $5,000,000 funded under the Tranche II Advance were used to partially fund the cash consideration of the Wholesale Merger and the Express Acquisition and the balance will be used for working capital purposes.

Denmar Dixon, a member of the Company's Board of Directors, invested through Blue Flame Capital, LLC (an entity controlled by Mr. Dixon) $243,000 in the Private Placement for 1,500 shares of Class B Common Stock.  Also, Joseph Reece, a member of the Company's Board of Directors at the time, individually invested $81,000 in the Private Placement for 500 shares of Class B Common Stock. These purchases were approved by the Company's Board of Directors in accordance with Rule 16b-3(d)(1) of the Exchange Act. Messrs. Dixon and Reece abstained from the Company's Board of Directors' vote in favor of the Private Placement.

On February 11, 2019, the Company completed an underwritten public offering of 63,825 shares of its Class B Common Stock at a price of $111.00 per share for net proceeds to the Company of $6,543,655. The completed offering included 8,325 shares of Class B Common Stock issued upon the underwriter's exercise in full of its over-allotment option.

On May 9, 2019, the Company entered into a Securities Purchase Agreement with certain accredited investors (the "Investors") pursuant to which the Company agreed to sell in a private placement (the "Private Placement") an aggregate of 95,000 shares of its Class B Common Stock, at a purchase price of $100.00 per share. JMP Securities served as the placement agent for the Private Placement. The Company paid JMP Securities a fee of 7.0% of the gross proceeds in the Private Placement. The Private Placement closed on May 17, 2019. The proceeds for the Private Placement, after deducting commissions and related offering expenses, were $8,665,000.

2020 Public Offering

On January 10, 2020, the Company entered into an underwriting agreement (the "Underwriting Agreement") with National Securities Corporation, as representative to the several underwriters named on Schedule 1-A to the Underwriting Agreement (the "Underwriters"), relating to the Company's public offering (the "2020 Public Offering") of 900,000 shares of Class B Common Stock (the "Firm Shares") and an additional 135,000 shares of Class B Common Stock (the "Additional Shares"). The Underwriters agreed to purchase the Firm Shares at a price of $11.40 per share. The issuance and closing of the Firm Shares took place on January 14, 2020, and of the Additional Shares on January 17, 2020. For additional information see Note 19 – Subsequent Events – Public Offering.